Average Annual Total Returns - Class T - DWS Large Cap Focus Growth Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		36.89%	18.64%	15.18%	35.58%	17.18%	13.51%	21.75%	14.97%	12.44%	38.49%	21.00%	17.21%